UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2015

                    DATE OF REPORTING PERIOD: JUNE 30, 2015

ITEM 1.    REPORTS TO STOCKHOLDERS.



                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2015

                                                 THE ADVISORS' INNER CIRCLE FUND


                                                               [GRAPHIC OMITTED]
                                                      HARVEST GLOBAL INVESTMENTS

                                                 HARVEST FUNDS INTERMEDIATE BOND

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)

--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------


Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................   15
Statement of Operations ...................................................   16
Statements of Changes in Net Assets .......................................   17
Financial Highlights ......................................................   18
Notes to Financial Statements .............................................   20
Disclosure of Fund Expenses ...............................................   33




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW

For six months period ended June 30, 2015, Class A Shares of the Fund provided a total return of 4.66% in 2015 before dividends. Net of CNH depreciation (0.16%), the Fund returned 4.82%, outperformed with the JP Morgan Chase
Asian Credit Index China (JACI China) and Hong Kong (JACI HK) sub-indices, which returned 2.78% and 1.88%, respectively.

The relatively short duration (2.89 yr) and balanced mix of investment grade (61.8%) and high yield (33.2%) of the Fund as well as our strategy to adjust CNH holdings vs. USD holdings according to valuation and market condition and to selectively invest outside of Asia, including the Middle East were the crucial factors behind the outperformance. Our diversified sector allocation, tactical sector rotation, and credit selection also helped contribute to the return.

MARKET REVIEW

We finished the first half on a positive note despite a weak start. Spreads continued to grind tighter since the beginning of the year all the way into April. Key market drivers were easing measures from central banks (QE in Europe, rate cuts pretty much across Asia, in Australia, India, Indonesia, Korea, Thailand and China), easing tensions in Eastern Europe, relatively stable US treasuries and stabilizing oil prices. However, the rapid recovery in bond prices has put investors at bay in May, and the market turned defensive in June on the back of bunds selloff, prolonged uncertainties in Greece and volatile China equity market.

CEMBI Broad Div. Index returned 3.70% in the 1H. Europe (9.94%), Africa (7.38%) and CEEMEA (6.10%) outperformed mainly driven by QE in Europe and the recovery in oil prices while Latam (2.84%), Middle East (2.66%) and Asia (2.25%) underperformed.

Within Asia, the JACI Index returned 2.00% . China (2.78%) was a key outperformer on the back of government's easing measures and targeted stimulus as well as a supportive local investor base, followed by India (2.27%) on the back of Moody's outlook change and positive sentiments towards the reform measures and better business environment under the Modi administration, and Philippines (2.22%), while Indonesia (1.00%) and Malaysia (-0.50%) underperformed.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

China HY held up relatively better due to the high carry of yield. China HY had mixed performance -- China property rallied more than 10pts from the low in January following more easing measures as well as onshore bond and equity issuance headlines while China industrial, especially commodity related names, underperformed.

On the other hand, the performance of the CNH bond markets was much more impressive. The market rebounded sharply in 2Q and staged a V-shaped recovery in 1H2015 following the worst quarter performance since mid-2013. The average yield declined almost 90bps from a high of 5.05% to 4.16% in the last quarter. In the first half, the asset class gained 3% in USD terms, outperformed local currency bonds (HSBC Asian Local Bond Index returned -0.4%) as well as USD bonds from Chinese (HSBC China USD Bond Index returned 2.3%) and Asian issuers (HSBC Asian USD Bond Index returned 1.7%), while the currency remained largely stable.

OUTLOOK ON MARKET

While uncertainty over Greece, A-share volatility and nearing Fed hiking cycle will drive credit near term, we think Asia credit will continue to be the 'safe haven' play. The bond market has been relatively resilient to the equity selloff -- between June 15 and July 8, JACI China and JACI High Yield was down only 0.3% and 0.8%, respectively, while the Shanghai Composite Index has lost more than 30%, registering the largest ever three-week decline. We believe the recent market weakness was mainly driven by the weak sentiments and spillover effects from the equity market. And we believe the latter was in turn driven by regulatory and technical, but not a sharp deterioration in economic fundamentals. Therefore, the market should stabilize when it has a chance to digest and react to the recent emergency measures rolled out by the government. These measures included a simultaneous targeted RRR and interest rate cut (the first combined action since 2008), abolishment of the loan-to-deposit ratio, halting of IPOs, use of PBoC liquidity to stabilize the stock market, banning stock selling and asking SOEs to buy back stocks, etc.

Turning to Indonesia, we believe growth is likely to disappoint again in 2Q and even in 3Q, judging from the conversation we had with the locals during our recent visit. This is made evident by the fact the central bank has revised down Indonesia's GDP growth to 5.0 -5.4%, from previously 5.4 -5.8%. The country continued to suffer from weak consumer confidential and slow GDP growth as a result of weak currency as well as corporate and government infrastructure

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

spending. Inflation is stubbornly elevated (7.26% for June-15), credit demand is significantly weaker (Jan-May loans grew by a mere 2%), and BI seems to prefer IDR's current weakness. In the medium term, we will focus on the pace of government spending which everyone, from private to state-owned enterprises, are counting on to revive growth.

On RMB, we believe it will remain range bound in 2H, probably in the range of 6.15 -6.25. The latest measure by the government to drive RMB internationalization and capital account liberalization is to allow offshore RMB participating banks to join the onshore repo market. This new capital account channel, together with the Shanghai-Hong Kong Stock Connection and the soon to be launched Shenzhen-Hong Kong Stock Connect, will further enhance the link between onshore and offshore rates, drive onshore-offshore convergent and ease liquidity pressure in the offshore RMB market.

FUND POSITIONING

We added risks in January given the cheap valuation, but started to trim risks in April and took a more neutral position given the rich valuation post rally and still weak macro conditions, by switching the high beta USD industrial HY and Indonesia HY papers into the lower beta CNH bonds which offer more attractive relative value. We think the market was too bearish on CNH bonds and the currency at the beginning of the year. As we have long argued, the easing measures and RMB internationalization initiatives by the Chinese government would continue to support the performance of Yuan assets in general. At the same time, YTD gross insurance was low at RMB206bn or about 56% of what issued in the same period of 2014 given the low onshore rate and weak sentiments towards the currency in 1Q. While valuation has become less attractive now given the run-up in 2Q, we expect the high yield carry, lower rate sensibility, and favorable demand-supply conditions will continue to provide support to the asset class going forward.

We continue to like China given the pick-up versus global and Asian peers, which has become even more so after the recent selloff. The country is still on a monetary easing path, which will lead to lower rates, a stronger 2H growth, and lower credit risks as a result. Within IG, we prefer CNH bonds over USD bonds in view of the former's shorter duration as well as lower rate and trading volatility. Within USD IG, we have a slight preference for single-A over BBB papers given we are now close to tights of the 80-160bps spread between single-A and BBB since 2010.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Within the HY space, we continue to like the Chinese property sector given the continued rebound in the physical property market and favorable policies --the latest being non-residents who meet certain requirements will be allowed to buy homes in Shanghai. We note except for the four Tier 1 cities, all Tier 2 cities have relaxed/removed their HPRs. The opening up of the onshore corporate bond and MTN markets will also broaden the funding channels and lower financing and tax costs for the developers. This, coupled with the companies' reduced expansion appetite and offshore refinancing needs, will result in moderate supply of USD bonds and will add further to the technical support of the offshore USD HY market.

We continue to stay underweight of India (given the rich valuation) and Indonesia (given the weak fundamentals). However, valuation has become very attractive in selective Indonesia HY papers. The cheap valuation and consensus trade nature of this space could cushion the downside, and technical is somewhat supportive as a result of limited new supply. This is an area we are monitoring and looking to add when the market stabilizes and macro conditions improve.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE PROSPECTUS DATED MAY 1, 2015, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM EXCEEDING 0.88% AND 1.13% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS AND CLASS A SHARES, RESPECTIVELY, UNTIL APRIL 30, 2016. IN THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURNS WOULD BE REDUCED. THE GROSS TOTAL EXPENSE RATIO WITHOUT WAIVERS FOR INSTITUTIONAL CLASS AND CLASS A SHARES IS 1.90% AND 2.07%, RESPECTIVELY.

JP MORGAN ASIA CREDIT INDEX (JACI) TRACKS TOTAL RETURN PERFORMANCE OF THE ASIA FIXED-RATE DOLLAR BOND MARKET. JACI IS A MARKET CAP-INDEX COMPRISING OF SOVEREIGN, QUASI-SOVEREIGN AND CORPORATE BONDS. THE FUND'S BENCHMARK INDEX IS COMPRISED OF JACI 50% HONG KONG TOTAL RETURN AND 50% CHINA TOTAL RETURN INDEX. THE BENCHMARK INDEX RETURNS DO NOT REFLECT ANY MANAGEMENT FEES, TRANSACTION COSTS OR EXPENSES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE AFFECT TO DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASE VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS THAT CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

THE HARVEST FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY WHICH IS NOT AFFILIATED WITH HARVEST GLOBAL INVESTMENTS LIMITED, THE INVESTMENT ADVISER FOR THE FUND.

                       DEFINITION OF COMPARATIVE INDICES
                       ---------------------------------

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds and it is partitioned by country, sector and credit rating. The JACI universe of securities represents a liquid and diverse set of issues that fairly represents Asia dollar bond opportunities, tracking total return performance on a daily basis. The Fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

JP MORGAN EMBI GLOBAL DIVERSIFIED INDEX is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds. The EMBI Global Diversified defines emerging markets countries with a combination of World Bank-defined per capita income brackets and each country's debt-restructuring history. It limits the weights of countries with larger debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

24.8% Property
19.8% Bank & Financial
12.5% Consumer
10.4% Construction, Materials, Equipment and Cement
8.7% Industrial
6.8% Conglomerate
5.5% Short-Term Investment
5.1% Energy
4.8% Utilities
1.6% Sovereign & Quasi

+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 91.9%
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
AUSTRALIA -- 0.5%
  National Australia Bank
    Callable 09/24/2016 @ $100
    8.000%, 09/29/2049 (A) ..................         300,000       $   319,500
                                                                    -----------
CHINA -- 56.7%
  BCEG HongKong
    3.850%, 06/10/2018 ......................         640,000           642,522
  Beijing State-Owned Assets Management Hong Kong
    4.125%, 05/26/2025 ......................         620,000           604,196
  Billion Express Investments
    0.750%, 10/18/2015 ......................         900,000           905,625
  Binhai Investment
    3.250%, 05/06/2018 ......................         500,000           497,396
  Bluestar Finance Holdings
    3.500%, 06/11/2018 ......................         640,000           635,904
  CCCI Treasure
    Callable 04/21/2020 @ $100
    3.500%, 12/29/2049 (A) ..................         600,000           594,000
  Central China Real Estate
    Callable 01/23/2019 @ $104
    8.750%, 01/23/2021 ......................         480,000           480,000
  Chalco Hong Kong Investment
    Callable 04/17/2017 @ $100
    6.250%, 04/29/2049 (A) ..................       1,000,000         1,012,500
  China Aoyuan Property Group
    10.875%, 05/26/2018 .....................         940,000           925,531


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
CHINA -- CONTINUED
  China Construction Bank
     Callable 05/13/2020 @ $100
     3.875%, 05/13/2025 (A) .................         400,000       $   397,311
  China Hongqiao Group
     7.625%, 06/26/2017 .....................         300,000           305,179
     6.875%, 05/03/2018 .....................         300,000           299,877
  China Life Insurance
       Callable 07/03/2020 @ $100
       4.000%, 07/03/2075 (A) ...............         630,000           622,270
  China New Town Finance I
       5.500%, 05/06/2018 ............... CNY       5,700,000           918,876
  China Resources Power East Foundation
       Callable 05/09/2016 @ $100
       7.250%, 05/09/2049 (A) ...............         450,000           459,000
  China SCE Property Holdings
       Callable 11/14/2015 @ $106
       11.500%, 11/14/2017 ..................         410,000           425,375
     Callable 07/25/2015 @ $103
     10.500%, 01/14/2016 ................ CNY       1,000,000           164,893
  China Shanshui Cement Group
       Callable 03/10/2018 @ $104
       7.500%, 03/10/2020 ...................         300,000           253,351
  China Singyes Solar Technologies Holdings
       5.000%, 08/08/2019 ............... CNY       2,000,000           318,013
  China Taiping Insurance Holdings
       Callable 09/10/2019 @ $100
       5.450%, 12/31/2049 (A) ...............         400,000           411,720
  CIFI Holdings Group
       Callable 06/05/2018 @ $104
       7.750%, 06/05/2020 ...................         430,000           417,100
  Cosmos Boom Investment
       0.500%, 06/23/2020 ...................         400,000           398,000
  Datang Telecom Hong Kong Holdings
       5.500%, 09/29/2017 ............... CNY       7,000,000         1,132,530
  Dawn Victor
       5.500%, 06/05/2018 ...................       1,200,000         1,209,000
  Dianjian Haixing
       Callable 10/21/2019 @ $100
       4.050%, 10/29/2049 (A) ...............         400,000           406,500
  ENN Energy Holdings
       6.000%, 05/13/2021 ...................         400,000           441,868
     0.000%, 02/26/2018 (B) .................         750,000           849,375


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
CHINA -- CONTINUED
  Fantasia Holdings Group
     11.500%, 06/01/2018 ....................         310,000       $   302,905
  Fufeng Group
       Callable 08/10/2015 @ $102
       7.625%, 04/13/2016 ...................         200,000           202,500
  Future Land Development Holdings
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 ..................       1,030,000         1,052,619
  Greenland Global Investment
       5.875%, 07/03/2024 ...................         600,000           608,134
  Jinchuan Group
       4.750%, 07/17/2017 ............... CNY       5,000,000           785,405
  Kaisa Group Holdings
       Callable 06/06/2017 @ $105
       9.000%, 06/06/2019 (C) ...............         350,000           203,000
       Callable 03/19/2016 @ $104
       8.875%, 03/19/2018 (C) ...............         300,000           156,000
  KWG Property Holding
       Callable 01/14/2017 @ $104
       8.975%, 01/14/2019 ...................         100,000           102,450
       Callable 08/05/2017 @ $104
       8.250%, 08/05/2019 ...................         500,000           498,650
  Lenovo Group
       4.950%, 06/10/2020 ............... CNY       6,000,000           987,228
  Logan Property Holdings
       9.750%, 12/08/2017 ...................         250,000           251,817
  Ocean Wealth
       5.200%, 03/24/2017 ............... CNY       3,600,000           587,083
  Oceanwide Real Estate International Holdings
       Callable 09/08/2017 @ $106
       11.750%, 09/08/2019 ..................         300,000           316,500
  Panda Funding Investment
       3.950%, 12/17/2016 ............... CNY       6,000,000           960,394
  Powerlong Real Estate Holdings
       10.750%, 09/18/2017 .............. CNY       7,400,000         1,160,539
  Shandong International Hong Kong MTN
       5.800%, 12/07/2015 ............... CNY       2,000,000           323,364
  Shenzhen Qianhai Financial Holdings
       4.550%, 10/28/2017 ............... CNY       5,000,000           820,924
  Shui On Development Holding
       Callable 12/10/2017 @ $100
       10.125%, 12/10/2049 (A) ..............         400,000           411,871
  Sinochem Global Capital
       Callable 11/02/2018 @ $100
       5.000%, 11/29/2049 (A) ...............         400,000           414,768



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
CHINA -- CONTINUED
  Sino-Ocean Land Perpetual Finance
     Callable 05/13/2016 @ $100
     10.250%, 12/29/2049 (A) ................         400,000       $   418,928
  Sino-Ocean Land Treasure Finance I MTN
     6.000%, 07/30/2024 .....................         500,000           509,600
  Sinostrong International
     4.000%, 05/28/2018 ................. CNY       3,900,000           632,075
  Skyland Mining
     3.500%, 07/17/2017 .....................       1,075,000         1,080,739
  Sound Global
     Callable 08/10/2015 @ $106
     11.875%, 08/10/2017 ....................         200,000           181,977
  Start Plus Investments
     5.550%, 06/24/2018 ................. CNY       3,800,000           611,732
  Sunac China Holdings
     Callable 10/16/2015 @ $106
     12.500%, 10/16/2017 ....................         600,000           640,500
  Times Property Holdings
     Callable 03/05/2018 @ $106
     11.450%, 03/05/2020 ....................         500,000           508,750
  Times Property Holdings
     10.375%, 07/16/2017 ................ CNY       4,500,000           715,369
  Trillion Chance
     Callable 01/10/2017 @ $104
     8.500%, 01/10/2019 .....................         300,000           294,750
  Unican MTN
     5.150%, 07/02/2018 ................. CNY       6,000,000           966,609
  Universal Number One
     5.700%, 01/30/2017 ................. CNY       7,000,000         1,136,058
  West China Cement
     Callable 09/11/2017 @ $103
     6.500%, 09/11/2019 .....................         300,000           302,074
  Yieldking Investment
     5.150%, 07/31/2017 ................. CNY       5,000,000           807,692
  Yunnan Energy Investment Overseas
     5.500%, 10/21/2017 ................. CNY       3,500,000           558,319
  Yuzhou Properties
     Callable 10/25/2015 @ $106
     11.750%, 10/25/2017 ....................         200,000           212,500
     Callable 01/24/2017 @ $104
     8.625%, 01/24/2019 .....................         360,000           361,800
                                                                    -----------
                                                                     35,813,535
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
HONG KONG -- 14.0%
  Chalieco Hong Kong
       Callable 02/28/2017 @ $100
       6.875%, 08/28/2049 (A) ...............         350,000       $   358,750
  China City Construction International
       5.350%, 07/03/2017 ............... CNY       7,500,000         1,208,732
  China High Speed Transmission Equipment Group
       8.300%, 11/19/2017 ............... CNY       2,000,000           312,881
  China Overseas Finance Investment Cayman IV
       0.000%, 02/04/2021 (B) ...............         800,000           942,000
  China South City Holdings
       Callable 01/29/2017 @ $104
       8.250%, 01/29/2019 ...................         300,000           285,609
  CITIC Pacific
       6.800%, 01/17/2023 ...................       1,300,000         1,502,930
  Dah Sing Bank MTN
       Callable 01/29/2019 @ $100
       5.250%, 01/29/2024 (A) ...............         500,000           517,463
  Far East Horizon
       Callable 06/23/2017 @ $100
       5.550%, 06/23/2049 (A) ...............       1,050,000         1,075,940
  FPC Treasury
       4.500%, 04/16/2023 ...................         300,000           292,354
  Hutchison Whampoa International
       5.750%, 09/11/2019 ...................         100,000           112,812
  Kunzhi
       5.875%, 01/15/2017 ............... CNY       2,500,000           404,245
  Southwest Securities International Securities
       6.450%, 05/28/2018 ............... CNY       3,900,000           627,346
  Vast Expand
       5.200%, 09/11/2017 ............... CNY       7,500,000         1,215,530
                                                                    -----------
                                                                      8,856,592
                                                                    -----------
INDIA -- 3.3%
  Century
     Callable 11/12/2017 @ $105
     10.250%, 11/12/2019 ....................         250,000           235,000
  GCX
     Callable 08/01/2016 @ $105
     7.000%, 08/01/2019 .....................         230,000           231,020
  Greenko Dutch
     Callable 08/01/2017 @ $104
     8.000%, 08/01/2019 .....................         240,000           223,200


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
INDIA -- CONTINUED
  ICICI Bank
     Callable 10/31/2016 @ $100
     7.250%, 08/29/2049 (A) .................         150,000       $   152,943
  Indian Oil MTN
     5.750%, 08/01/2023 .....................         200,000           217,192
  ITNL Offshore Two
     7.500%, 04/01/2018 ................. CNY       5,000,000           818,503
  Rolta Americas
     Callable 07/24/2017 @ $104
     8.875%, 07/24/2019 .....................         226,000           186,450
                                                                    -----------
                                                                      2,064,308
                                                                    -----------
INDONESIA -- 4.1%
  Astra Sedaya Finance MTN
     2.875%, 04/01/2018 .....................       1,000,000         1,000,125
  Comfeed Finance
     Callable 05/02/2016 @ $103
     6.000%, 05/02/2018 .....................         250,000           208,741
  Gajah Tunggal
     Callable 02/06/2016 @ $104
     7.750%, 02/06/2018 .....................         400,000           337,000
  Jababeka International
     Callable 09/24/2017 @ $104
     7.500%, 09/24/2019 .....................         200,000           196,888
  Marquee Land
     Callable 08/05/2017 @ $105
     9.750%, 08/05/2019 .....................         500,000           502,500
  Pelabuhan Indonesia II
     4.250%, 05/05/2025 .....................         400,000           375,560
                                                                    -----------
                                                                      2,620,814
                                                                    -----------
MEXICO -- 0.7%
  Petroleos Mexicanos
     3.500%, 01/30/2023 .....................         450,000           426,915
                                                                    -----------
NETHERLANDS -- 0.4%
  Indo Energy Finance II
     Callable 01/24/2018 @ $103
     6.375%, 01/24/2023 .....................         400,000           265,000
                                                                    -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
PHILIPPINES -- 2.2%
  Royal Capital
     Callable 05/05/2019 @ $100
     6.250%, 05/29/2049 (A) .................       1,000,000       $ 1,041,590
  Travellers International Hotel Group
     6.900%, 11/03/2017 .....................         300,000           319,103
                                                                    -----------
                                                                      1,360,693
                                                                    -----------
SINGAPORE -- 2.1%
  BOC Aviation MTN
     4.200%, 11/05/2018 ................. CNY       4,000,000           652,798
  Golden Legacy
     Callable 04/24/2017 @ $105
     9.000%, 04/24/2019 .....................         250,000           247,500
  ITNL International
     8.000%, 07/17/2017 ................. CNY       2,500,000           411,257
                                                                    -----------
                                                                      1,311,555
                                                                    -----------
SRI LANKA -- 0.9%
  SriLankan Airlines
     5.300%, 06/27/2019 .....................         600,000           587,967
                                                                    -----------
THAILAND -- 2.2%
  Krung Thai Bank MTN
     Callable 12/26/2019 @ $100
     5.200%, 12/26/2024 (A) .................         600,000           617,422
  PTT Exploration & Production
     Callable 06/18/2019 @ $100
     4.875%, 12/29/2049 (A) .................         750,000           751,875
                                                                    -----------
                                                                      1,369,297
                                                                    -----------
UNITED ARAB EMIRATES -- 1.8%
  AHB Tier 1 Sukuk
     Callable 06/30/2019 @ $100
     5.500%, 06/29/2049 (A) .................         500,000           507,500
  Emirates NBD Tier 1
     Callable 05/30/2019 @ $100
     5.750%, 05/29/2049 (A) .................         450,000           446,175
  MAF Global Securities
     Callable 10/29/2018 @ $100
     7.125%, 10/29/2049 (A) .................         200,000           215,032
                                                                    -----------
                                                                      1,168,707
                                                                    -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND FUNDS                          HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                   Face Amount(1)       Value
                                                   --------------    ----------
UNITED KINGDOM -- 3.0%
  HSBC Holdings
     Callable 03/30/2025 @ $100
     6.375%, 03/29/2049 (A) .................       1,700,000       $ 1,695,750
  Vedanta Resources
     8.250%, 06/07/2021 .....................         200,000           203,639
                                                                    -----------
                                                                      1,899,389
                                                                    -----------
  TOTAL CORPORATE OBLIGATIONS
     (Cost $57,820,148) .....................                        58,064,272
                                                                    -----------

--------------------------------------------------------------------------------
TIME DEPOSIT -- 5.4%
--------------------------------------------------------------------------------
  Brown Brothers Harriman
     0.030%, 07/01/15
     (Cost $3,389,511) ......................     $ 3,389,511         3,389,511
                                                                    -----------
TOTAL INVESTMENTS-- 97.3%
  (Cost $61,209,659) ........................                       $61,453,783
                                                                    ===========


A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

                                                                                          Unrealized
                                                                                         Appreciation
Counterparty       Settlement Date      Currency to Deliver      Currency to Receive    (Depreciation)
------------------------------------------------------------------------------------------------------
Credit Suisse          8/26/15           CNY     18,711,000       USD      3,000,000      $  (6,040)
Credit Suisse     8/26/15--12/23/15      USD     33,050,000       CNY    208,631,930        331,569
                                                                                          ---------
                                                                                          $ 325,529
                                                                                          =========

Percentages are based on Net Assets of $63,179,063.

(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security -- Rate disclosed is the rate in effect on June 30, 2015.
(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)  Security in default on interest payments.

CNY -- China Yuan Renminbi
MTN -- Medium Term Note
USD -- U.S. Dollar



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities            Level 1       Level 2      Level 3      Total
--------------------------------------------------------------------------------------
  Corporate Obligations              $    --     $58,064,272    $   --    $58,064,272
  Time Deposit                            --       3,389,511        --      3,389,511
                                     -------     -----------    ------    -----------
Total Investments in Securities      $    --     $61,453,783    $   --    $61,453,783
                                     =======     ===========    ======    ===========

Other Financial Instruments          Level 1       Level 2      Level 3      Total
--------------------------------------------------------------------------------------
 Forwards Contracts*
  Unrealized Appreciation           $     --     $  331,569     $   --    $   331,569
  Unrealized Depreciation                 --         (6,040)        --         (6,040)
                                     -------     -----------    ------    -----------
Total Other Financial Instruments   $     --     $  325,529     $   --    $   325,529
                                     =======     ===========    ======    ===========

* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the six months ended June 30, 2015, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the six months ended June 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.



























    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2015
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

 Assets:
  Investments, at Value (Cost $61,209,659) .....................   $  61,453,783
  Foreign Currency, at Value (Cost $1,560,709) .................       1,562,260
  Interest Receivable ..........................................         891,801
  Receivable for Investment Securities Sold ....................         604,900
  Receivable for Capital Shares Sold ...........................         231,608
  Unrealized Gain on Forward Foreign Currency Contracts ........         331,569
  Initial Margin for Futures Contracts .........................         346,388
  Prepaid Expenses .............................................          21,081
                                                                   -------------
 Total Assets ..................................................      65,443,390
                                                                   -------------
 Liabilities:
  Payable for Investment Securities Purchased ..................       2,111,261
  Payable for Capital Shares Redeemed ..........................          60,115
  Payable due to Adviser .......................................          11,614
  Payable due to Administrator .................................          10,274
  Distribution Fees Payable (Class A Shares) ...................           3,942
  Chief Compliance Officer Fees Payable ........................           1,923
  Payable due to Trustees ......................................           1,600
  Unrealized Loss on Forward Foreign Currency Contracts ........           6,040
  Audit Fees Payable ...........................................          14,544
  Legal Fees Payable ...........................................           7,060
  Other Accrued Expenses .......................................          35,954
                                                                   -------------
 Total Liabilities .............................................       2,264,327
                                                                   -------------
 Net Assets ....................................................   $  63,179,063
                                                                   =============
 Net Assets Consist of:
  Paid-in Capital ..............................................   $  62,289,660
  Undistributed Net Investment Income ..........................         242,663
  Accumulated Net Realized Gain on Investments .................          75,969
  Net Unrealized Appreciation on Investments ...................         244,124
  Net Unrealized Appreciation on Foreign Currency
   Transactions ................................................         326,647
                                                                   -------------
                                                                   $  63,179,063
                                                                   =============
 Net Asset Value Price Per Share
  Institutional Class Shares ($42,085,980 / 4,124,356
   shares) .....................................................   $       10.20
                                                                   =============
 Net Asset Value Price Per Share
  Class A Shares ($21,093,083 / 2,068,127 shares) ..........       $       10.20
                                                                   =============
 Maximum Offering Price Per Share - Class A ($10.20/95.75%) ...    $       10.65
                                                                   =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE                             FUND HARVEST FUNDS
                                                       INTERMEDIATE BOND
                                                       FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2015 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

 Investment Income:
  Interest Income ...............................................   $ 1,589,992
  Dividend Income ...............................................            77
                                                                    -----------
 Total Investment Income ........................................     1,590,069
                                                                    -----------
 Expenses:
  Investment Advisory Fees ......................................       198,838
  Administration Fees ...........................................        61,987
  Distribution Fees (Class A Shares) ............................        23,920
  Trustees' Fees ................................................         5,352
  Chief Compliance Officer Fees .................................         3,317
  Transfer Agent Fees ...........................................        46,892
  Registration Fees .............................................        18,224
  Legal Fees ....................................................        13,565
  Audit Fees ....................................................        12,884
  Custodian Fees ................................................        12,571
  Printing Fees .................................................        12,062
  Insurance and Other Expenses ..................................        11,842
                                                                    -----------
 Total Expenses .................................................       421,454

 Less:
  Waiver of Investment Advisory Fees ............................      (164,200)
  Fees Paid Indirectly ..........................................           (87)
                                                                    -----------
 Net Expenses ...................................................       257,167
                                                                    -----------
 Net Investment Income ..........................................     1,332,902
                                                                    -----------
 Net Realized Gain on Investments ...............................       306,746
 Net Realized Gain on Futures Contracts .........................        28,521
 Net Realized Loss on Forward Foreign Currency Contracts
  and Foreign Currency Transactions and Translation of
  other Assets and Liabilities Denominated in Foreign
  Currencies ....................................................      (233,466)
 Net Change in Unrealized Appreciation (Depreciation) on
  Investments ...................................................       869,399
 Net Change in Unrealized Depreciation (Depreciation) on
  Futures Contracts .............................................        (7,469)
 Net Change in Unrealized Appreciation (Depreciation) on
  Forward Foreign Currency Contracts and Foreign Currency
  Transactions and Translation of other Assets and
  Liabilities Denominated in Foreign Currencies .................       433,646
                                                                    -----------
 Net Realized and Unrealized Gain on Investments, Futures
  Contracts, Forward Foreign Currency Contracts and Foreign
  Currency Transactions and Translation of other Assets
  and Liabilities Denominated in Foreign Currencies .............     1,397,377
                                                                    -----------
 Net Increase in Net Assets Resulting from Operations ...........   $ 2,730,279
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months Ended
                                                           June 30, 2015          Year Ended
                                                            (Unaudited)        December 31, 2014
                                                          ----------------     -----------------
Operations:
 Net Investment Income .................................    $  1,332,902         $  1,622,689
 Net Realized Gain on Investments, Futures
   Contracts, Forward Foreign Currency Contracts,
   Foreign Currency Transactions and Translation of
   other Assets and Liabilities Denominated in Foreign
   Currencies ..........................................         101,801              705,923
 Net Change in Unrealized Appreciation (Depreciation)
   on Investments, Futures Contracts, Forward Foreign
   Currency Contracts and Foreign Currency Transactions
   and Translation of other Assets and Liabilities
   Denominated in Foreign Currencies ...................       1,295,576             (728,128)
                                                            ------------         ------------
 Net Increase in Net Assets Resulting from Operations ..       2,730,279            1,600,484
                                                            ------------         ------------
Dividends and Distributions:
 Net Investment Income
    Institutional Class ................................        (696,907)          (1,242,218)
    Class A ............................................        (376,227)            (564,309)
 Net Realized Gains
    Institutional Class ................................              --             (380,645)
    Class A ............................................              --             (188,250)
                                                            ------------         ------------
 Total Dividends and Distributions .....................      (1,073,134)          (2,375,422)
                                                            ------------         ------------
Capital Share Transactions:(1)
Institutional Class Shares:
    Issued .............................................      20,559,408            9,304,872
    Reinvestment of Distributions ......................         496,713              975,960
    Redeemed ...........................................      (5,789,144)          (3,114,856)
                                                            ------------         ------------
 Net Institutional Class Share Transactions ............      15,266,977            7,165,976
                                                            ------------         ------------
Class A Shares:
    Issued .............................................      10,050,145           15,019,708
    Reinvestment of Distributions ......................         347,333              714,537
    Redemption Fees -- Note 2 ..........................              --               12,047
    Redeemed ...........................................      (2,873,939)          (3,025,806)
                                                            ------------         ------------
 Net Class A Share Transactions ........................       7,523,539           12,720,486
                                                            ------------         ------------
Net Increase in Net Assets from Share Transactions .....      22,790,516           19,886,462
                                                            ------------         ------------
Total Increase in Net Assets ...........................      24,447,661           19,111,524
                                                            ------------         ------------
Net Assets:
 Beginning of Period ...................................      38,731,402           19,619,878
                                                            ------------         ------------
 End of Period (including undistributed (distributions
   in excess of) net investment income of $242,663 and
   ($17,105), respectively) ............................    $ 63,179,063        $  38,731,402
                                                            ============        =============

(1)  For share transactions, see Note 6 in the Financial Statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 Selected Per Share Data & Ratios
                                                                    For a Share Outstanding Throughout the Period
-----------------------------------------------------------------------------------------------------------------

                                                       Six Months Ended
                                                        June 30, 2015         Year Ended           Period Ended
INSTITUTIONAL CLASS SHARES                               (Unaudited)       December 31, 2014    December 31, 2013*
                                                       ----------------    -----------------    ------------------
Net Asset Value, Beginning of Period ..............        $  9.93              $ 10.06              $ 10.00
                                                           -------              -------              -------
Increase from Operations:
  Net Investment Income(1) ........................           0.25                 0.49                 0.37
  Net Realized and Unrealized Gain ................           0.22                 0.03                 0.23
                                                           -------              -------              -------
Total from Operations .............................           0.47                 0.52                 0.60
                                                           -------              -------              -------
Redemption Fees ...................................             --                   --                 0.00(2)
                                                           -------              -------              -------
Dividends and Distributions:
  Net Investment Income ...........................          (0.20)               (0.50)               (0.50)
  Net Realized Gain ...............................             --                (0.15)               (0.04)
                                                           -------              -------              -------
Total Dividends and Distributions .................          (0.20)               (0.65)               (0.54)
                                                           -------              -------              -------
Net Asset Value, End of Period ....................        $ 10.20              $  9.93              $ 10.06
                                                           =======              =======              =======
Total Return+ .....................................          4.78%                5.16%                6.09%
                                                           =======              =======              =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .............       $ 42,086             $ 25,824             $ 19,130
Ratio of Expenses to Average Net Assets(3) ........          0.88%**              0.88%                0.88%**
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Fees Paid Indirectly) ...............          1.50%**              1.89%                4.53%**
Ratio of Net Investment Income to Average
  Net Assets ......................................          5.09%**              4.81%                4.37%**
Portfolio Turnover Rate ...........................           124%***              336%                 372%***


+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSES OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.88%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    HARVEST FUNDS
                                                               INTERMEDIATE BOND



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 Selected Per Share Data & Ratios
                                                                    For a Share Outstanding Throughout the Period
-----------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended
                                                         June 30, 2015        Year Ended          Period Ended
CLASS A SHARES                                            (Unaudited)      December 31, 2014    December 31, 2013*
                                                       ----------------    -----------------    ------------------
Net Asset Value, Beginning of Period ..............        $  9.93              $ 10.06              $ 10.00
                                                           -------              -------              -------
Increase from Operations:
  Net Investment Income(1) ........................           0.25                 0.47                 0.39
  Net Realized and Unrealized Gain ................           0.21                 0.02                 0.14
                                                           -------              -------              -------
Total from Operations .............................           0.46                 0.49                 0.53
                                                           -------              -------              -------
Redemption Fees ...................................             --                 0.01                 0.07
                                                           -------              -------              -------
Dividends and Distributions:
  Net Investment Income ...........................          (0.19)               (0.48)               (0.50)
  Net Realized Gain ...............................             --                (0.15)               (0.04)
                                                           -------              -------              -------
Total Dividends and Distributions .................          (0.19)               (0.63)               (0.54)
                                                           -------              -------              -------
Net Asset Value, End of Period ....................        $ 10.20              $  9.93              $ 10.06
                                                           =======              =======              =======
Total Return+ .....................................          4.66%                4.97%                6.09%
                                                           =======              =======              =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .............       $21,093              $12,907              $   490
Ratio of Expenses to Average Net Assets(2) ........          1.13%**              1.13%                1.13%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Fees Paid Indirectly) ....          1.75%**              2.06%                4.79%**
Ratio of Net Investment Income to Average
  Net Assets ......................................          4.92%**              4.58%                4.13%**
Portfolio Turnover Rate ...........................           124%***              336%                 372%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  CALCULATED USING AVERAGE SHARES.
(2) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the"Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 57 funds. The financial statements herein are those of Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The Fund is an investment company in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for the securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of June 30, 2015, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, reference the Schedule of Investments.

For the six months ended June 30, 2015, there have been no significant changes to the Fund's fair value methodologies.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Fund's OTC derivative assets net of the related collateral posted for the benefit of the Fund at June 30, 2015:

                                                                COLLATERAL PLEDGED
DERIVATIVE TYPE            VALUE OF ASSET   VALUE OF LIABILITY  (RECEIVED) BY FUND    NET AMOUNT
------------------------   --------------   ------------------  ------------------   ---------------
Forward Foreign Currency
Exchange Contracts           $ 331,569         $ (6,040)           $ (325,529)            $  --

For the six months ended June 30, 2015, the average balances of forward foreign currency exchange contracts as presented in the table below, is representative of the volume of activity for this derivative type during the period:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
Average Monthly Notional Contracts Purchased                      $ 3,459,485
Average Monthly Notional Contracts Sold                           $ 1,897,212

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

FUTURES CONTRACTS --To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

For the six months ended June 30, 2015, the average balances of futures contracts as presented in the table below, is representative of the volume of activity for this derivative type during the period:

FUTURES CONTRACTS:
Average Monthly Notional Value of Contracts Sold Short          $ 1,397,997

The effect of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015 was as follows:

The fair value of derivative instruments as of June 30, 2015 was as follows:

                                       Asset Derivatives                                     Liability Derivatives
                                 Six months ended June 30, 2015                         Six months ended June 30, 2015
                              Statement of Assets and Liabilities                    Statement of Assets and Liabilities
                       ------------------------------------------------      ---------------------------------------------------
                       Location                              Fair Value      Location                              Fair Value
--------------------------------------------------------------------------------------------------------------------------------
Forward Foreign       Unrealized appreciation on forward                     Unrealized depreciation on forward
exchange contracts    foreign currency contracts              $ 331,569      foreign currency contracts             $ (6,040)
                                                              ---------                                             --------
Total derivatives not accounted for as hedging instruments    $ 331,569                                             $ (6,040)
                                                              =========                                             ========

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015 is as follows:

Amount of realized gain or (loss) on derivatives recognized:

                                                                              Forward Foreign
Derivatives Not Accounted for as Hedging Instruments             Futures     Currency Contracts      Total
-------------------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts ......................     $     --        $ (546,910)       $ (546,910)
  Interest rate contracts .................................       28,521                --            28,521
                                                                --------        ----------        ----------
    Total .................................................     $ 28,521        $ (546,910)       $ (518,389)
                                                                ========        ==========        ==========

Change in unrealized appreciation or (depreciation) on derivatives recognized:

                                                                              Forward Foreign
Derivatives Not Accounted for as Hedging Instruments             Futures     Currency Contracts       Total
-------------------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts                            $     --        $  431,769        $ 431,769
  Interest rate contracts                                         (7,469)               --           (7,469)
                                                                --------        ----------        ----------
    Total                                                       $ (7,469)       $  431,769        $  424,300
                                                                ========        ==========        ==========

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

As of and during the six months ended June 30, 2015, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2015, the Fund did not incur any interest or penalties.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares distributions from its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

REDEMPTION FEES -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the six months ended June 30, 2015, the Fund did not retain redemption fees for Class A Shares. For the year ended December 31, 2014, the Fund retained fees of $12,047. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2015, the Fund paid $61,987, for these services.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund's Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of it shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Brown Brothers Harriman (formerly Citibank N.A.) acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2016.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund. As of June 30, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $358,178, $338,903 and $164,200 expiring in 2016, 2017 and 2018, respectively. During the six months ended June 30, 2015, there has been no recoupment of previously waived and reimbursed fees.

6. SHARE TRANSACTIONS:
                                           SIX MONTHS ENDED
                                             JUNE 30, 2015        YEAR ENDED
                                              (UNAUDITED)      DECEMBER 31, 2014
                                            ----------------   -----------------
SHARE TRANSACTIONS:
  INSTITUTIONAL CLASS
    Issued                                     2,042,422           902,532
    Reinvested                                    49,230            96,007
    Redeemed                                    (567,963)         (299,092)
                                               ---------         ---------
  NET SHARE TRANSACTIONS                       1,523,689           699,447
                                               =========         =========
  CLASS A
    Issued                                     1,016,588         1,470,735
    Reinvested                                    34,540            70,329
    Redeemed                                    (282,632)         (290,168)
                                               ---------         ---------
  NET SHARE TRANSACTIONS                         768,496         1,250,896
                                               =========         =========

7. INVESTMENT TRANSACTIONS:

For the six months ended June 30, 2015, the Fund made purchases of $63,981,287 and sales of $48,357,331 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last fiscal year was as follows:

                          ORDINARY      LONG-TERM
                           INCOME      CAPITAL GAINS      TOTAL
                         ----------    -------------   ----------
               2014      $2,375,422      $  --         $2,375,422
               2013      $  754,939      $ 768         $  755,707

As of December 31, 2014, the components of Accumulated Losses on a tax basis were as follows:

     Post October Currency Losses Deferred        $(123,345)
     Unrealized Depreciation                       (750,639)
     Other Temporary Differences                    106,242
                                                  ---------
     Total Accumulated Losses                     $(767,742)
                                                  =========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency) by the Fund at June 30, 2015 were as follows:

                    AGGREGATE GROSS   AGGREGATE GROSS
      FEDERAL         UNREALIZED        UNREALIZED       NET UNREALIZED
      TAX COST       APPRECIATION      DEPRECIATION       APPRECIATION
     ---------      ---------------   ---------------    --------------
     $61,209,659       $864,514         $(620,390)         $244,124

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund's portfolio consists mainly of Chinese fixed income securities.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/ or capital gains are earned/recognized.

At June 30, 2015, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The People's Republic of China
(PRC) government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

10. OTHER:

As of June 30, 2015, 70% of Institutional Class Shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                 BEGINNING         ENDING       ANNUALIZED     EXPENSES
                               ACCOUNT VALUE   ACCOUNT VALUE      EXPENSE    PAID DURING
                                 01/01/15         06/30/15         RATIOS      PERIOD*
----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares   $ 1,000.00       $ 1,047.80         0.88%      $ 4.47
  Class A Shares                 1,000.00         1,046.60         1.13%        5.73

HYPOTHETICAL 5% RETURN
  Institutional Class Shares   $ 1,000.00       $ 1,020.43         0.88%      $ 4.41
  Class A Shares                 1,000.00         1,019.19         1.13%        5.66

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994

                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                           8 Connaught Place, Central
                                   Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                           PricewaterhouseCoopers LLP
                              Two Commerce Square
                         2001 Market Street, Suite 1700
                            Philadelphia, PA 19103


              THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY
                       A CURRENT PROSPECTUS FOR THE FUND.





                                                                 HGI-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.   CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund

By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President

Date: September 3, 2015


By (Signature and Title)                  /s/ Stephen Connors
                                          --------------------------------------
                                          Stephen Connors
                                          Treasurer, Controller & CFO

Date: September 3, 2015